CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Current assets:
Cash and cash equivalents	$ 81,521	$ 20,434
Restricted investments	76	74
Investment tax credits receivable	2,343	1,336
Prepaid and other current assets	1,500	739
Assets, Current, Total	85,440	22,583
Property, Plant and Equipment, Net	589	387
Other assets	930	939
Total assets	86,959	23,909
Current liabilities:
Accounts payable	1,156	723
Accrued expenses and other current liabilities	3,539	3,116
Current portion of notes payable	562	1,265
Total current liabilities	5,257	5,104
Note payable, net of current portion	9,216	9,649
Convertible debentures		17,405
Convertible debenture embedded derivative liabilities		3,791
Warrant liabilities		11,456
Liabilities, Total	14,473	47,405
Shareholder's deficit:
Preferred shares, no par value; unlimited shares authorized, zero shares issued and outstanding as of October 31, 2023 and 2022.
Common shares, no par value; unlimited shares authorized, 23,197,976 and 665,767 (restated to reflect Reverse Recapitalization – see Notes 1 and 3) shares issued and outstanding as of October 31, 2023 and 2022, respectively.	259,373	16,390
Additional paid-in capital	13,717	7,683
Accumulated other comprehensive loss	(1,016)	(1,016)
Accumulated deficit	(199,588)	(99,671)
Total shareholder's equity (deficit)	72,486	(76,614)
Total liabilities, redeemable convertible preferred shares and shareholder's equity	$ 86,959	23,909
Class A Redeemable Convertible Preferred Shares
Current liabilities:
Redeemable convertible preferred shares value		1,899
Class B Redeemable Convertible Preferred Shares
Current liabilities:
Redeemable convertible preferred shares value		1,554
Class C Redeemable Convertible Preferred Shares
Current liabilities:
Redeemable convertible preferred shares value		$ 49,665